PINNACLE TRENDRATING INNOVATIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 3.4%
978	Boeing Company	$ 234,290

	AUTOMOTIVE - 17.0%
1,906	Aptiv PLC	299,871
20,888	Ford Motor Company	310,396
5,041	General Motors Company	298,276
14,000	Stellantis N.V.	275,940
		1,184,483
	BIOTECH & PHARMA - 3.6%
1,540	Johnson & Johnson	253,700

	CHEMICALS - 7.1%
3,895	Dow, Inc.	246,476
3,223	DuPont de Nemours, Inc.	249,492
		495,968
	ELECTRICAL EQUIPMENT - 4.1%
4,175	Johnson Controls International PLC	286,530

	ENTERTAINMENT CONTENT - 4.2%
3,056	Activision Blizzard, Inc.	291,665

	HEALTH CARE FACILITIES & SERVICES - 3.9%
1,322	HCA Healthcare, Inc.	273,310

	INSTITUTIONAL FINANCIAL SERVICES - 4.2%
3,174	Morgan Stanley	291,024

	INSURANCE - 3.5%
4,097	MetLife, Inc.	245,205

	MACHINERY - 10.5%
1,075	Caterpillar, Inc.	233,952
665	Deere & Company	234,552

846	Parker-Hannifin Corporation	259,816
		728,320
	MEDICAL EQUIPMENT & DEVICES - 7.3%
2,038	Abbott Laboratories	236,265
530	Thermo Fisher Scientific, Inc.	267,369
		503,634
	SOFTWARE - 8.3%
1,161	Crowdstrike Holdings, Inc., Class A(a)	291,771
1,080	Microsoft Corporation	292,572
		584,343
	SPECIALTY FINANCE - 4.5%
2,030	Capital One Financial Corporation	314,021

	TECHNOLOGY HARDWARE - 4.6%
3,197	Dell Technologies, Inc., Class C(a)	318,645

	TELECOMMUNICATIONS - 4.4%
2,150	T-Mobile US, Inc.(a)	311,384

	TRANSPORTATION & LOGISTICS - 3.7%
875	FedEx Corporation	261,039

	WHOLESALE - CONSUMER STAPLES - 3.5%
3,163	Sysco Corporation	245,923

	TOTAL COMMON STOCKS (Cost $6,134,498)	6,823,484

	TOTAL INVESTMENTS - 97.8% (Cost $6,134,498)	$ 6,823,484
	OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%	155,076
	NET ASSETS - 100.0%	$ 6,978,560

NV - Naamioze Vennootschap PLC -Public Limited Company

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 24.2%
	APPAREL & TEXTILE PRODUCTS - 3.6%
58,350	Tapestry, Inc.	$ 2,537,058

	METALS & MINING - 3.2%
61,308	Freeport-McMoRan, Inc.	2,275,140

	OIL & GAS PRODUCERS - 6.9%
81,810	Devon Energy Corporation	2,388,034
184,910	Marathon Oil Corporation	2,518,474
		4,906,508
	RETAIL - DISCRETIONARY - 3.9%
38,245	L Brands, Inc.	2,755,934

	SPECIALTY FINANCE - 3.4%
15,465	Capital One Financial Corporation	2,392,281

	STEEL - 3.2%
23,560	Nucor Corporation	2,260,111

	TOTAL COMMON STOCKS (Cost $14,388,493)	17,127,032

	EXCHANGE-TRADED FUNDS — 73.0%
	EQUITY - 73.0%
47,200	First Trust Materials AlphaDEX Fund	2,713,528
29,795	First Trust Mid Cap Core AlphaDEX Fund	2,982,480
31,190	First Trust Small Cap Core AlphaDEX Fund	2,911,587
21,475	iShares Core S&P Mid-Cap ETF	5,770,977
26,240	iShares Russell 2000 ETF	6,018,669
80,720	iShares S&P Mid-Cap 400 Value ETF	8,503,045
65,255	iShares S&P Small-Cap 600 Growth ETF	8,654,770
83,185	iShares S&P Small-Cap 600 Value ETF	8,770,194
42,025	iShares U.S. Basic Materials ETF	5,478,379
	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,534,950)	51,803,629

TOTAL EXCHANGE-TRADED FUNDS (Cost $47,534,950)	51,803,629

TOTAL INVESTMENTS – 97.2% (Cost $61,923,443)	$ 68,930,661
LIABILITIES IN EXCESS OF OTHER ASSETS - 2.8%	1,973,713
NET ASSETS - 100.0%	$ 70,904,374

ETF	- Exchange-Traded Fund